SCHEDULE OF OTHER RECEIVABLES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
GST receivable	$ 13,620	$ 15,386
Due from utility companies		35,079
Amount due from Prime Source LLP	106,400
Due from owners of UAV	1,613,859
Other	7,297
Other receivables (short term)	1,741,176	50,465
PJ Finn	743,007	755,718
Richard Evans	15,018	15,276
Other Receivables (long term)	758,025	770,994
Total Other Receivables	$ 2,499,201	$ 821,459